FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of financial assets measured at fair value on a recurring basis

The following table summarizes financial assets measured at fair value on a recurring basis by the level within the fair value hierarchy utilized to measure fair value:

	Recurring fair value measurements at
	December 31, 2015
	Total carrying value	Level 1	Level 2	Level 3
	(dollars in thousands)
Assets
Available-for-sale investment securities:
U.S. government sponsored agencies	$131,057	$-	$131,057		$-
U.S. government sponsored agency
mortgage backed securities	167,067	-	167,067		-
State and political subdivision	73,319	-	73,319		-
Corporate bonds	23,576	-	23,576		-
Total assets at fair value	$395,019	$-	$395,019		$-

	Recurring fair value measurements at
	December 31, 2014
	Total carrying value	Level 1	Level 2	Level 3
	(dollars in thousands)
Assets
Available-for-sale investment securities:
U.S. government sponsored agencies	$159,254	$-	$159,254		$-
U.S. government sponsored agency		-			-
mortgage backed securities	167,970	-	167,970		-
State and political subdivision	52,882	-	52,882		-
Corporate bonds	17,780	-	17,780		-
Total assets at fair value	$397,886	$-	$397,886		$-

Summary of financial assets measured at fair value on a nonrecurring basis

The following table summarizes financial assets measured at fair value on a nonrecurring basis as of December 31, 2015 and December 31, 2014, by the level within the fair value hierarchy utilized to measure fair value:

December 31, 2015	Level 1	Level 2	Level 3	Total
	(dollars in thousands)
Impaired loans (collateral-dependent)	$-	$-	$672	$672

December 31, 2014	Level 1	Level 2	Level 3	Total
	(dollars in thousands)
Impaired loans (collateral-dependent)	$-	$-	$1,184	$1,184

Impaired Loans (Collateral-Dependent)

Schedule of quantitative information about unobservable inputs

The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements:

Quantitative information about Level 3 fair value measurements
Range
		Valuation	Unobservable	(weighted
December 31, 2015	Fair value	technique(s)	input	average)
(dollars in thousands)
Market
		comparable	Marketability	25.0% - 46.0%
Impaired loans (collateral-dependent)	$672	properties	discount	(41.0%)

Quantitative Information about Level 3 fair value measurements
Range
		Valuation	Unobservable	(weighted
December 31, 2014	Fair value	technique(s)	input	average)
(dollars in thousands)
Market
		comparable	Marketability	5.0% - 10.0%
Impaired loans (collateral-dependent)	$1,184	properties	discount	(7%)

Schedule of estimated fair values of the financial instruments

 The following tables present estimated fair values of the Company’s financial instruments indicate the levels within the fair value hierarchy of the valuation techniques:

Fair value measurements at December 31, 2015 using

		Quoted prices	Significant
		in active	other
		markets for	observable	Significant
	Carrying	identical assets	inputs	unobservable
	amount	(Level 1)	(Level 2)	inputs (Level 3)
	(dollars in thousands)
Financial assets
Cash and due from banks	$19,453	$19,453	$-	$-
Interest-bearing deposits in other banks	18,299	18,299	-	-
Federal funds sold	24,476	24,476	-	-
Federal Home Loan Bank and Federal Reserve Bank
stock	3,879	-	3,879	-
Securities available-for-sale	395,019	-	395,019	-
Securities held-to-maturity	4,059	-	4,089	-
Loans, net	722,632	-	-	718,956
Accrued interest receivable	4,540	-	4,540	-
Financial liabilities
Non-interest bearing deposits	239,226	239,226	-	-
Interest bearing deposits	864,575	-	864,036	-
Repurchase agreements	24,177	-	24,177	-
Accrued interest payable	503	-	503	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-

Fair value measurements at December 31, 2014 using
		Quoted prices	Significant
		in active	other
		markets for	observable	Significant
	Carrying	identical assets	inputs	unobservable
	amount	(Level 1)	(Level 2)	inputs (Level 3)
	(dollars in thousands)
Financial assets
Cash and due from banks	$18,511	$18,511	$-		$-
Interest-bearing deposits in other banks	10,086	10,086	-		-
Federal funds sold	1,700	1,700	-		-
Federal Home Loan Bank and Federal Reserve Bank
stock	3,879	-	3,879		-
Securities available-for-sale	397,886	-	397,886		-
Securities held-to-maturity	21,985	-	22,263		-
Loans held for sale	354	354	-		-
Loans, net	644,118	-	-	650,770
Accrued interest receivable	4,337	-	4,337		-
Financial liabilities
Non-interest bearing deposits	204,358	204,358	-		-
Interest bearing deposits	815,597	-	816,022		-
Repurchase agreements	22,834	-	22,834		-
Accrued interest payable	613	-	613		-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-		-